Loans and Financing - Summary of Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 2,886.4	$ 3,203.2
Current	127.1	308.5
Non-current	2,759.3	2,894.7
Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	(348.3)
Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	2,868.9	3,192.9
Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 17.5	10.3
2028 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	6.95%
Borrowing effective interest rate	7.13%
2028 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 491.2	729.5
2028 [member] | Export financing [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.77%
Effective interest rate	SOFR 12 M
Borrowing effective interest rate	1.89%
2028 [member] | Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 165.8	0.0
2028 [member] | Export financing one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.99%
Borrowing effective interest rate	5.84%
2028 [member] | Export financing one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 30.5	0.0
2028 [member] | Export financing two [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.44%
Borrowing effective interest rate	6.29%
2028 [member] | Export financing two [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 170.0	0.0
2028 [member] | Other [Member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	10.50%
Borrowing effective interest rate	10.50%
2028 [member] | Other [Member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 10.0	10.0
2030 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	7.00%
Borrowing effective interest rate	7.18%
2030 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2030
Loans and financing	$ 760.3	0.0
2030 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2030
Loans and financing	$ 25.2	24.4
2030 [member] | Working capital one [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	0.75%
Effective interest rate	SOFR 6M
Borrowing effective interest rate	3.02%
2030 [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2030
Loans and financing	$ 13.5	0.0
2030 [member] | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.35%
Borrowing effective interest rate	4.35%
2030 [member] | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.50%
Borrowing effective interest rate	4.50%
2027 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.40%
Borrowing effective interest rate	5.45%
2027 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 532.9	744.9
2027 [member] | Working capital [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.60%
Effective interest rate	SOFR 6M
Borrowing effective interest rate	2.60%
2027 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 102.4	101.9
2027 [member] | Export financing [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.43%
Borrowing effective interest rate	5.43%
2027 [member] | Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 401.0	0.0
2024 [member] | Working capital [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.40%
Effective interest rate	Euribor 1M
Borrowing effective interest rate	1.40%
2024 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2024
Loans and financing	$ 2.9	1.1
2024 [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2024
Loans and financing	$ 30.7	26.9
2024 [member] | Bottom of range [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.78%
Borrowing effective interest rate	4.78%
2024 [member] | Top of range [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.53%
Borrowing effective interest rate	5.53%
2023 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.70%
Borrowing effective interest rate	7.29%
2023 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 0.0	204.9
2023 [member] | Working capital [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.30%
Effective interest rate	Libor 1M
Borrowing effective interest rate	1.30%
2023 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 0.0	8.4
2023 [member] | Projects [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	3.50%
Borrowing effective interest rate	3.50%
2023 [member] | Projects [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 0.0	6.3
2023 [member] | Export financing [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.76%
Effective interest rate	Libor 3 M
Borrowing effective interest rate	1.76%
2023 [member] | Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 0.0	301.3
2026 [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.60%
Effective interest rate	CDI
Borrowing effective interest rate	2.60%
2026 [member] | Working capital [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.31%
Effective interest rate	Euribor 12M
Borrowing effective interest rate	1.31%
2026 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing	$ 2.3	4.4
2026 [member] | Working capital [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing	$ 4.3	4.0
2026 [member] | Export financing [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.92%
Borrowing effective interest rate	6.15%
2026 [member] | Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing	$ 30.5	0.0
2035 [member] | Projects [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.55%
Borrowing effective interest rate	4.66%
2035 [member] | Projects [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2035
Loans and financing	$ 12.7	0.0
2035 [member] | Projects [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2035
Loans and financing	$ 13.2	0.0
2035 [member] | Property, plant and equipment [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2035
Loans and financing	$ 20.5	21.1
2035 [member] | Bottom of range [member] | Projects [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.64%
Borrowing effective interest rate	5.91%
2035 [member] | Top of range [member] | Projects [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.77%
Borrowing effective interest rate	6.05%
2029 [member] | Working capital [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	0.75%
Effective interest rate	SOFR 6M
Borrowing effective interest rate	3.02%
2029 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2029
Loans and financing	$ 44.1	57.1
2025 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.05%
Borrowing effective interest rate	5.14%
2025 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2025
Loans and financing	$ 0.0	957.0
2025 [member] | Working capital [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	0.50%
Effective interest rate	SOFR 6M
Borrowing effective interest rate	3.24%
2025 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2025
Loans and financing	$ 22.4	$ 0.0